Loans payable - Disclosure of Loans Repayable (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Loans and advances to banks repayable [line Items]
Beginning Balance	$ 3,196	$ 4,588
Discount	15	115	$ 101
Interest paid on bond	(235)	(514)
Interest accrual	23	349
Loan repayment	(2,999)	(1,411)
Foreign exchange adjustment		69
Ending Balance		3,196	4,588
Principal [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	2,999	4,341
Loan repayment	(2,999)	(1,411)
Foreign exchange adjustment		69
Ending Balance		2,999	4,341
Interest [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	212	377
Interest paid on bond	(235)	(514)
Interest accrual	23	349
Ending Balance		212	377
Discount [member]
Loans and advances to banks repayable [line Items]
Beginning Balance	(15)	(130)
Discount	$ 15	115
Ending Balance		$ (15)	$ (130)